Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of related party transactions

Related party transactions include payments for consulting services provided to the Company, clinical trials, and board fees. Related party payments for the three months ended March 31, 2022 and 2021 were as follows:

		Three Months Ended March 31,
(in thousands)	Type	2022	2021
American Institute of Research	Consulting	$40	$24
Karen M Johnson	Board Fees	19	—
Richard Barasch	Board Fees	5	—
Anne M. McGeorge	Board Fees	19	—
Mohit Kaushal	Board Fees	19	—
Ravi Sarin	Board Fees	19	—
Maeve O’Meara Duke	Board Fees	19	—
Richy Agajanian MD	Clinical Trials	16	4
Veeral Desai	Board Fees	—	13
Total		$156	$41

	Year Ended December 31,
(in thousands)	2021	2020
American Institute of Research	$152	$159
Havencrest Capital Management, LLC	166	233
M33 Growth LLC	353	183
Mark L. Pacala	—	3
Richy Agajanian MD	21	24
Veeral Desai	52	38
Roca Partners LLC	—	1
Total	$744	$641